Estimates (Schedule of Inventory) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory, Net [Abstract]
Natural gas and NGLs	$ 523	$ 338
Energy Related Inventory, Crude Oil, Products and Merchandise	488	418
Inventory, refined products	597	572
Appliances, parts and fittings and other	199	194
Total inventories	$ 1,807	$ 1,522